MORGAN GRENFELL INVESTMENT TRUST
INSTITUTIONAL AND SERVICE SHARES
Fixed Income Fund, Short-Term Fixed Income Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, Total Return Bond Fund, High Yield Bond Fund, Smaller Companies Fund, Microcap Fund, Large Cap Growth Fund

SUPPLEMENT DATED OCTOBER 20, 1999 (REPLACING SUPPLEMENT DATED OCTOBER 6, 1999) TO PROSPECTUSES DATED MARCH 1, 1999

THE FOLLOWING REVISES MORGAN GRENFELL INVESTMENT TRUST'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING APPLICATIONS:

Morgan Grenfell Investment Trust
P.O. Box 219165
Kansas City, MO  64121

The address for overnight mail, as stated in the prospectus, remains the same.

THE FOLLOWING REVISES THE DESCRIPTION OF THE INVESTMENT ADVISER AND SUBADVISER IN THE FUNDS' PROSPECTUSES:

The investment adviser to the Funds, Morgan Grenfell Inc., changed its name to Deutsche Asset Management Inc. effective October 5, 1999. Also effective October 5, 1999, the subadviser to the Total Return Bond Fund, Morgan Grenfell Investment Services Limited, changed its name to Deutsche Asset Management Investment Services Limited. All other information disclosed in the prospectus concerning the investment adviser and subadviser remains the same.


THE FOLLOWING APPLIES TO THE MORGAN GRENFELL SMALLER COMPANIES FUND (THE "SMALLER COMPANIES FUND"):


On August 19, 1999, the Board of Trustees voted to recommend the reorganization of the Smaller Companies Fund into the BT Small Cap Fund. The Board has determined that this proposal is in the best interests of shareholders. The Smaller Companies Fund and the BT Small Cap Fund currently have the same investment management teams.

The merger requires the approval of the Smaller Companies Fund's shareholders. A Special Meeting of Shareholders will be held for this purpose. A proxy statement describing the proposed reorganization will be sent to shareholders of the Smaller Companies Fund before the Special Meeting of Shareholders. Management currently anticipates that the shareholder meeting will take place in the first quarter of 2000.

If shareholders approve the merger, shares of the Smaller Companies Fund will be converted to shares of the BT Small Cap Fund. The BT Small Cap Fund has a master-feeder structure, which differs from the stand-alone structure of the Smaller Companies Fund. A full description of the BT Small Cap Fund's master-feeder structure will be included in the proxy statement mailed to shareholders. It is intended that the transfer of shares from the Smaller Companies Fund to the BT Small Cap Fund will not be a taxable transaction for shareholders.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MG-F-01-1099-02

MORGAN GRENFELL INVESTMENT TRUST
INSTITUTIONAL SHARES
International Select Equity Fund, Global Equity Fund, European Equity Growth Fund, New Asia Fund, International Small Cap Equity Fund, Japanese Small Cap Equity Fund, European Small Cap Equity Fund, Emerging Markets Equity Fund, Core Global Fixed Income Fund, Global Fixed Income Fund, International Fixed Income Fund, Emerging Markets Debt Fund and Emerging Local Currency Debt Fund

SUPPLEMENT DATED OCTOBER 20, 1999 (REPLACING SUPPLEMENT DATED OCTOBER 6, 1999) TO PROSPECTUS DATED MARCH 1, 1999

THE FOLLOWING REVISES MORGAN GRENFELL INVESTMENT TRUST'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING APPLICATIONS:

Morgan Grenfell Investment Trust
P.O. Box 219165
Kansas City, MO  64121

The address for overnight mail, as stated in the prospectus, remains the same.

THE FOLLOWING REVISES THE DESCRIPTION OF THE INVESTMENT ADVISER IN THE FUNDS'
PROSPECTUS:

The investment adviser to each Fund, Morgan Grenfell Investment Services Limited, changed its name to Deutsche Asset Management Investment Services Limited effective October 5, 1999. All other information disclosed in the prospectus concerning the investment adviser remains the same.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MG-F-03-1099-02

MORGAN GRENFELL INVESTMENT TRUST
SERVICE SHARES
International Select Equity Fund, Global Equity Fund, European Equity Growth Fund, New Asia Fund, International Small Cap Equity Fund, Japanese Small Cap Equity Fund, European Small Cap Equity Fund, Emerging Markets Equity Fund, Core Global Fixed Income Fund, Global Fixed Income Fund, International Fixed Income Fund, Emerging Markets Debt Fund and Emerging Local Currency Debt Fund

SUPPLEMENT DATED OCTOBER 20, 1999 (REPLACING SUPPLEMENT DATED OCTOBER 6, 1999) TO PROSPECTUS DATED MARCH 1, 1999

THE FOLLOWING REVISES MORGAN GRENFELL INVESTMENT TRUST'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING APPLICATIONS:

Morgan Grenfell Investment Trust
P.O. Box 219165
Kansas City, MO  64121

The address for overnight mail, as stated in the prospectus, remains the same.

THE FOLLOWING REVISES THE DESCRIPTION OF THE INVESTMENT ADVISER IN THE FUNDS'
PROSPECTUS:

The investment adviser to each Fund, Morgan Grenfell Investment Services Limited, changed its name to Deutsche Asset Management Investment Services Limited effective October 5, 1999. All other information disclosed in the prospectus concerning the investment adviser remains the same.

THE FOLLOWING REPLACES THE "ANNUAL FUND OPERATING EXPENSES" TABLE IN THE "SHAREHOLDER EXPENSES" SECTION OF INTERNATIONAL SELECT EQUITY FUND'S PROSPECTUS:

ANNUAL FUND OPERATING EXPENSES* (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(% OF AVERAGE NET ASSETS)
Advisory Fees     ................................................ 0.70%
Shareholder Service Fee .......................................... 0.25%
Other Expenses ................................................... 0.70%
Total Annual Fund Operating Expenses.............................. 1.65%
--------------------------------------------------------------------------------

* WE PLACE A LIMITATION ON THE FUND'S OPERATING EXPENSES AND REIMBURSE THE FUND FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION. THIS VOLUNTARY REIMBURSEMENT POLICY MAY BE TERMINATED AT ANY TIME.

ANNUAL FUND OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
Advisory Fees .................................................... 0.70%
Shareholder Service Fee .......................................... 0.25%
Other Expenses ................................................... 0.70%
Reimbursements....................................................-0.15%
Total Annual Fund Operating Expenses ............................. 1.50%

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:

o You invest $10,000 in the fund for the time periods indicated;

o The example also assumes that your investment has a 5% return each year; and

o The fund's gross operating expenses remain the same.

                                                         1                3
                                                      Year            Years
------------------------------------------ ---------------- ----------------
With or without redemption                            $168             $520
------------------------------------------ ---------------- ----------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MG-F-07-1099-02

MORGAN GRENFELL INVESTMENT TRUST
Fixed Income Fund, Short-Term Fixed Income Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, Total Return Bond Fund, High Yield Bond Fund, Smaller Companies Fund, Microcap Fund, Large Cap Growth Fund

SUPPLEMENT DATED OCTOBER 20, 1999 (REPLACING SUPPLEMENT DATED OCTOBER 6, 1999) TO STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 1, 1999

THE FOLLOWING REVISES MORGAN GRENFELL INVESTMENT TRUST'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING APPLICATIONS:

Morgan Grenfell Investment Trust
P.O. Box 219165
Kansas City, MO  64121

The address for overnight mail, as stated in the SAI, remains the same.


THE FOLLOWING PARAGRAPH IS HEREBY DELETED FROM THE "TRUSTEES AND OFFICERS" SECTION OF THE FUNDS' SAI:

                                                                                  Principal Occupation During
Name and Address                          Positions with Trust                    Past Five Years
----------------------------------------- --------------------------------------- ---------------------------------------
James E. Minnick (1)(3)*                  President, Chief Executive Officer,     President, Secretary and Treasurer,
885 Third Avenue                          and Trustee                             Morgan Grenfell Inc. ("MG
New York, NY 10022                                                                Inc.")(since 1990).
(age 50)

Patrick W.W. Disney (1)(3)*               Senior Vice President and Trustee       Director, Morgan Grenfell Investment
20 Finsbury Circus                                                                Services Limited ("MGIS") (since
London  EC2M 1NB                                                                  1988).
ENGLAND
(age 42)


THE FOLLOWING REVISES THE DESCRIPTION OF THE INVESTMENT ADVISER, ADMINISTRATOR AND SUBADVISER IN THE FUNDS' SAI:

The investment adviser and administrator to the Funds, Morgan Grenfell Inc., changed its name to Deutsche Asset Management Inc. effective October 5, 1999. Also effective October 5, 1999, the subadviser to the Total Return Bond Fund, Morgan Grenfell Investment Services Limited, changed its name to Deutsche Asset Management Investment Services Limited. All other information disclosed in the SAI concerning the investment adviser, administrator and subadviser remains the same.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT ADVISORY AND OTHER SERVICES - PORTFOLIO MANAGEMENT" SECTION OF THE SAI FOR THE FIXED INCOME FUND, SHORT-TERM FIXED INCOME FUND, TOTAL RETURN BOND FUND AND HIGH YIELD BOND FUND (COLLECTIVELY, THE "FIXED INCOME FUNDS"):


Robert Guzman has joined the investment team for the Fixed Income Funds as a portfolio manager. Mr. Guzman has been in the investment advisory business since 1986 and has managed funds with Bankers Trust Company and the Union Bank of Switzerland.

THE FOLLOWING PARAGRAPH REPLACES IN ITS ENTIRETY THE THIRD PARAGRAPH UNDER "INVESTMENT ADVISORY AND OTHER SERVICES -- PORTFOLIO MANAGEMENT" IN THE SAI FOR THE SMALLER COMPANIES FUND AND MICROCAP FUND:

The Smaller Companies Fund and Microcap Fund are each managed by a team of three experienced portfolio managers, Audrey M.T. Jones, John P. Callaghan and Mary P. Dugan. Ms. Jones has served as a member of the Funds' portfolio management team since the Funds' inception, and has been employed by the investment adviser as a portfolio manager since 1986. Mr. Callaghan joined the Funds' portfolio management team (and the investment adviser) in June 1997 and, prior to such time, worked as a portfolio manager for Odyssey Partners and Weiss, Peck & Greer. Ms. Dugan joined the Funds' portfolio management team (and the investment adviser) as a portfolio manager in June 1999 and, prior to such time, worked as a portfolio manager or analyst at Bankers Trust Company and Fred Alger Asset Management.

David A. Baratta, formerly a portfolio manager and officer of the Funds (and the investment adviser), has resigned.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MG-F-02-1099-03

MORGAN GRENFELL INVESTMENT TRUST
International Select Equity Fund, Global Equity Fund, European Equity Growth Fund, New Asia Fund, International Small Cap Equity Fund, Japanese Small Cap Equity Fund, European Small Cap Equity Fund, Emerging Markets Equity Fund, Core Global Fixed Income Fund, Global Fixed Income Fund, International Fixed Income Fund, Emerging Markets Debt Fund and Emerging Local Currency Debt Fund

SUPPLEMENT DATED OCTOBER 20, 1999 (REPLACING SUPPLEMENT DATED OCTOBER 6, 1999) TO STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 1, 1999

THE FOLLOWING REVISES MORGAN GRENFELL INVESTMENT TRUST'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING APPLICATIONS:

Morgan Grenfell Investment Trust
P.O. Box 219165
Kansas City, MO  64121

The address for overnight mail, as stated in the SAI, remains the same.


THE FOLLOWING PARAGRAPH IS HEREBY DELETED FROM THE "TRUSTEES AND OFFICERS" SECTION OF THE FUNDS' SAI:

                                                                                  Principal Occupation During
Name and Address                          Positions with Trust                    Past Five Years
----------------------------------------- --------------------------------------- ---------------------------------------
James E. Minnick (1)(3)*                  President, Chief Executive Officer,     President, Secretary and Treasurer,
885 Third Avenue                          and Trustee                             Morgan Grenfell Inc. ("MG
New York, NY 10022                                                                Inc.")(since 1990).
(age 50)

Patrick W.W. Disney (1)(3)*               Senior Vice President and Trustee       Director, Morgan Grenfell Investment
20 Finsbury Circus                                                                Services Limited ("MGIS") (since
London  EC2M 1NB                                                                  1988).
ENGLAND
(age 42)


THE FOLLOWING REVISES THE DESCRIPTION OF THE INVESTMENT ADVISER AND ADMINISTRATOR IN THE FUNDS' SAI:

The investment adviser to each Fund, Morgan Grenfell Investment Services Limited, changed its name to Deutsche Asset Management Investment Services Limited effective October 5, 1999. Also effective October 5, 1999, the administrator to each Fund, Morgan Grenfell Inc., changed its name to Deutsche Asset Management Inc. All other information disclosed in the SAI concerning the investment adviser and administrator remains the same.

THE FOLLOWING INFORMATION IS HEREBY DELETED FROM "APPENDIX C - PORTFOLIO MANAGER INFORMATION" IN THE SAI FOR THE INTERNATIONAL SELECT EQUITY FUND AND GLOBAL EQUITY FUND:

Funds                                                                        Portfolio Managers
-------------------------------------------------------------------------------------------------------------------------
Morgan Grenfell International Select Equity Fund                             Patrick Disney
Morgan Grenfell Global Equity Fund                                           Patrick Disney


Portfolio Manager                         Expertise                               Professional Experience
-------------------------------------------------------------------------------------------------------------------------
Patrick Disney                            EAFE Markets                            Managing Director,MGIS
                                                                                  (since 1988);Director, MGIS
                                                                                  (1987-1988);EAFE Team
                                                                                  (since 1981).


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MG-F-04-1099-03